Evermore Global Value Fund
Evermore Global Value Fund
Supplement dated August 25, 2016 to

Evermore Funds Trust

Prospectus

dated April 29, 2016

This supplement makes the following amendment to disclosure in the Prospectus for the Evermore Funds Trust (the “Trust”).

Effective August 25, 2016, the Evermore Global Value Fund (the “Fund”) will be transitioning benchmarks from the MSCI AC World Index NR USD to the MSCI AC World Index Ex USA NR USD.  As a result, references to the Fund’s benchmark will now be for the MSCI AC World Index Ex USA NR USD and relevant information regarding the Fund’s benchmark in the Prospectus are replaced with the following:

Average Annual Total Returns (For the period ended December 31, 2015)
Average Annual Returns - Evermore Global Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Evermore Global Value Fund Investor Class	Return before taxes	7.88%		3.52%		3.77%		Jan. 01, 2010
Evermore Global Value Fund Institutional Class	Return before taxes	8.18%		3.79%		4.02%		Jan. 01, 2010
After Taxes on Distributions | Evermore Global Value Fund Investor Class	Return after taxes on distributions	7.53%		2.88%		3.23%
After Taxes on Distributions and Sale of Fund Shares | Evermore Global Value Fund Investor Class	Return after taxes on distributions and sale of Fund shares	4.80%		2.54%		2.78%
MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)	MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)	(5.66%)	[1]	1.06%	[1]	2.68%	[1]	Jan. 01, 2010	[1]
MSCI All-Country World Index (USD) (reflects no deduction for fees, expenses or taxes)	MSCI All-Country World Index (USD) (reflects no deduction for fees, expenses or taxes)	(2.36%)		6.09%		7.16%		Jan. 01, 2010
HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)	HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)	(6.94%)		0.49%		0.73%		Jan. 01, 2010
[1]	As of August 25, 2016, the Fund has replaced the MSCI All-Country World Index (USD) with the MSCI All-Country World Index Ex USA (USD) as its primary benchmark. The Fund has changed benchmarks to reflect Morningstar's choice of benchmark for the Fund and other funds in Morningstar's World Stock category, which as of August 25, 2016 is the MSCI All-Country World Index Ex USA (USD).

Please retain this supplement for future reference.